CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 85,988	$ 121,794
Cost of revenues	67,514	76,239
Gross profit (loss)	18,474	45,555
Research and development, net	13,301	15,398
Selling and marketing	8,650	11,288
General and administrative	7,791	9,527
Merger and acquisition costs	2,951
Operating loss	(14,219)	9,342
Financial expenses, net	1,429	1,400
Loss before taxes	(15,648)	7,942
Taxes on income	332	1,713
Net income (loss)	(15,980)	6,229
Depreciation and amortization Expenses	5,271	5,681
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenues	44,790	66,836
Cost of revenues	32,254	39,821
Gross profit (loss)	12,536	27,015
Research and development, net	4,180	5,323
Selling and marketing	6,326	7,673
General and administrative	4,842	5,635
Merger and acquisition costs
Operating loss	(2,812)	8,384
Depreciation and amortization Expenses	3,170	3,304
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	33,207	43,499
Cost of revenues	23,427	22,983
Gross profit (loss)	9,780	20,516
Research and development, net	9,121	10,075
Selling and marketing	2,304	3,590
General and administrative	2,185	3,114
Merger and acquisition costs
Operating loss	(3,830)	3,737
Depreciation and amortization Expenses	2,061	2,340
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenues	7,991	11,459
Cost of revenues	11,833	13,435
Gross profit (loss)	(3,842)	(1,976)
Research and development, net
Selling and marketing	20	25
General and administrative	764	778
Merger and acquisition costs
Operating loss	(4,626)	(2,779)
Depreciation and amortization Expenses	$ 40	$ 37